Restricted Cash (Tables)	12 Months Ended
Sep. 30, 2025
Restricted Cash [Abstract]
Schedule of Restricted Cash

Restricted cash as of September 30, 2025 and 2024 consisted of the following:

	As of September 30, 2025	As of September 30, 2024
Pledge of bank deposit-current	$-	$314,922
Pledge of bank deposit-non-current	310,437	-
Restricted cash	$310,437	$314,922